Other Matters (Details) (USD $) In Thousands, except Share data	12 Months Ended	1 Months Ended	6 Months Ended
	Dec. 31, 2010	Feb. 15, 2011 Class A Common Stock [Member]	Dec. 31, 2010 Class A Common Stock [Member]	Jun. 30, 2010 Class A Common Stock [Member]
Common Stock Repurchase [Abstract]
Maximum amount of CNYG Class A common stock authorized to be repurchased		$ 500,000		$ 500,000
Share repurchase (in shares)		4,728,300	10,825,600
Value of shares of common stock repurchased	316,513	164,103	316,513
Amount of unsettled purchases reflected as a current liability			16,266
Remaining availability under the stock repurchase authorization			$ 183,595